Schedule of Investments (unaudited)
June 30, 2020
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
Aerojet Rocketdyne Holdings, Inc.(a)(b)	39,807	$ 1,577,949
AeroVironment, Inc.(a)	3,098	246,694
Astronics Corp.(a)	19,901	210,154
Kratos Defense & Security Solutions, Inc.(a)	19,691	307,770
Mercury Systems, Inc.(a)	7,551	593,962
Moog, Inc., Class A	24,166	1,280,315
		4,216,844
Air Freight & Logistics — 0.4%
Forward Air Corp.	24,190	1,205,146
Hub Group, Inc., Class A(a)	28,487	1,363,388
		2,568,534
Airlines — 0.0%
Allegiant Travel Co.	1,197	130,724
Auto Components — 1.5%
Dorman Products, Inc.(a)	10,698	717,515
Fox Factory Holding Corp.(a)(b)	28,494	2,353,889
LCI Industries	32,707	3,760,651
Standard Motor Products, Inc.	15,882	654,339
Visteon Corp.(a)	28,526	1,954,031
XPEL, Inc.(a)	3,594	56,210
		9,496,635
Banks — 0.5%
Atlantic Union Bankshares Corp.	4	93
BancFirst Corp.	21,572	875,176
Central Pacific Financial Corp.	51,050	818,332
First Community Bankshares, Inc.	514	11,539
First Financial Bankshares, Inc.	26,369	761,800
First Financial Northwest, Inc.	7,677	74,390
Republic First Bancorp, Inc.(a)	65,929	160,867
TriState Capital Holdings, Inc.(a)	18,262	286,896
		2,989,093
Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)(b)	1,633	876,350
Coca-Cola Consolidated, Inc.	232	53,172
National Beverage Corp.(a)	12,870	785,327
		1,714,849
Biotechnology — 18.0%
ACADIA Pharmaceuticals, Inc.(a)	12,177	590,219
Acceleron Pharma, Inc.(a)(b)	4,534	431,954
Aduro Biotech, Inc.(a)	94,824	219,043
Adverum Biotechnologies, Inc.(a)(b)	25,815	539,017
Affimed NV(a)	69,049	318,661
Agenus, Inc.(a)	231,895	911,347
Aimmune Therapeutics, Inc.(a)(b)	7,011	117,154
Akcea Therapeutics, Inc.(a)	13,643	186,909
Akebia Therapeutics, Inc.(a)	96,097	1,304,997
Akero Therapeutics, Inc.(a)(b)	9,699	241,699
Albireo Pharma, Inc.(a)	4,212	111,576
Alector, Inc.(a)	55,677	1,360,746
Allakos, Inc.(a)	9,805	704,587
Allogene Therapeutics, Inc.(a)	34,587	1,481,015
Altimmune, Inc.(a)(b)	21,648	231,850
Amicus Therapeutics, Inc.(a)	143,924	2,170,374
AnaptysBio, Inc.(a)(b)	4,087	91,304
Apellis Pharmaceuticals, Inc.(a)	39,183	1,279,717
Applied Therapeutics, Inc.(a)	2,731	98,726
Arcturus Therapeutics Holdings, Inc.(a)	8,651	404,348
Arcus Biosciences, Inc.(a)(b)	41,356	1,023,147
Security	Shares	Value
Biotechnology (continued)
Arena Pharmaceuticals, Inc.(a)(b)	12,439	$ 783,035
Arrowhead Pharmaceuticals, Inc.(a)	74,417	3,214,070
Atara Biotherapeutics, Inc.(a)	61,841	901,023
Athenex, Inc.(a)(b)	39,788	547,483
Athersys, Inc.(a)(b)	147,672	407,575
AVEO Pharmaceuticals, Inc.(a)	21,859	112,574
Avrobio, Inc.(a)	9,726	169,719
Beam Therapeutics, Inc.(a)(b)	13,363	374,164
Beyondspring, Inc.(a)	19,704	297,136
BioCryst Pharmaceuticals, Inc.(a)	181,081	862,851
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	24,453	1,787,759
Bioxcel Therapeutics, Inc.(a)	1,843	97,697
Blueprint Medicines Corp.(a)	33,377	2,603,406
Bridgebio Pharma, Inc.(a)	61,570	2,007,798
Calithera Biosciences, Inc.(a)	79,326	418,841
CareDx, Inc.(a)	28,400	1,006,212
Castle Biosciences, Inc.(a)	10,868	409,615
Catabasis Pharmaceuticals, Inc.(a)	9,186	59,066
Cellular Biomedicine Group, Inc.(a)	7,376	110,419
ChemoCentryx, Inc.(a)	20,542	1,181,987
Chimerix, Inc.(a)	37,592	116,535
Cidara Therapeutics, Inc.(a)	25,698	94,826
Clovis Oncology, Inc.(a)(b)	47,167	318,377
Coherus Biosciences, Inc.(a)	48,977	874,729
Constellation Pharmaceuticals, Inc.(a)	4,712	141,596
Corbus Pharmaceuticals Holdings, Inc.(a)	45,640	382,920
Cortexyme, Inc.(a)	1,463	67,737
Corvus Pharmaceuticals, Inc.(a)(b)	53,237	144,805
Crinetics Pharmaceuticals, Inc.(a)	15,058	263,816
Cue Biopharma, Inc.(a)	44,934	1,101,332
Cytokinetics, Inc.(a)	44,823	1,056,478
CytomX Therapeutics, Inc.(a)	73,685	613,796
Deciphera Pharmaceuticals, Inc.(a)	24,332	1,453,107
Denali Therapeutics, Inc.(a)	39,504	955,207
Dicerna Pharmaceuticals, Inc.(a)	22,391	568,731
Dynavax Technologies Corp.(a)(b)	24,261	215,195
Eagle Pharmaceuticals, Inc.(a)	5,923	284,186
Editas Medicine, Inc.(a)	57,028	1,686,888
Eidos Therapeutics, Inc.(a)	7,118	339,315
Eiger BioPharmaceuticals, Inc.(a)	39,131	375,658
Emergent BioSolutions, Inc.(a)(b)	38,269	3,026,312
Enanta Pharmaceuticals, Inc.(a)	13,116	658,554
EPIRUS Biopharmaceuticals, Inc.(a)	6,060	15
Epizyme, Inc.(a)	51,450	826,287
Esperion Therapeutics, Inc.(a)(b)	6,028	309,297
Exact Sciences Corp.(a)	1,710	148,667
Fate Therapeutics, Inc.(a)(b)	59,773	2,050,812
FibroGen, Inc.(a)(b)	62,552	2,535,233
Flexion Therapeutics, Inc.(a)(b)	58,707	771,997
Forte Biosciences, Inc.(a)	2,723	39,701
Fortress Biotech, Inc.(a)	36,884	98,849
Frequency Therapeutics, Inc.(a)(b)	24,741	575,228
G1 Therapeutics, Inc.(a)	13,865	336,365
Galera Therapeutics, Inc.(a)	6,942	49,566
Gossamer Bio, Inc.(a)(b)	32,041	416,533
Halozyme Therapeutics, Inc.(a)(b)	115,922	3,107,869
Harpoon Therapeutics, Inc.(a)(b)	44,065	731,479
Heron Therapeutics, Inc.(a)	76,405	1,123,918
Homology Medicines, Inc.(a)(b)	15,730	238,939
Hookipa Pharma, Inc.(a)	9,981	115,979
ImmunoGen, Inc.(a)	53,109	244,301
Inovio Pharmaceuticals, Inc.(a)(b)	108,115	2,913,699

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Insmed, Inc.(a)(b)	48,391	$ 1,332,688
Intellia Therapeutics, Inc.(a)(b)	58,127	1,221,830
Intercept Pharmaceuticals, Inc.(a)(b)	22,930	1,098,576
Invitae Corp.(a)	71,687	2,171,399
Iovance Biotherapeutics, Inc.(a)	11,623	319,051
Ironwood Pharmaceuticals, Inc.(a)	137,150	1,415,388
Jounce Therapeutics, Inc.(a)	20,195	139,345
Kadmon Holdings, Inc.(a)	72,096	369,132
KalVista Pharmaceuticals, Inc.(a)	11,454	138,593
Karuna Therapeutics, Inc.(a)	5,895	657,057
Karyopharm Therapeutics, Inc.(a)	49,321	934,140
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	8,718	222,135
Kodiak Sciences, Inc.(a)(b)	13,330	721,420
Krystal Biotech, Inc.(a)	5,939	245,993
Kura Oncology, Inc.(a)	5,956	97,083
Ligand Pharmaceuticals, Inc.(a)	15,155	1,695,087
MacroGenics, Inc.(a)(b)	34,416	960,895
Madrigal Pharmaceuticals, Inc.(a)	4,494	508,945
Magenta Therapeutics, Inc.(a)	4,279	32,135
MannKind Corp.(a)	36,764	64,337
MEI Pharma, Inc.(a)	31,700	130,921
MeiraGTx Holdings PLC(a)	12,891	161,395
Mersana Therapeutics, Inc.(a)	12,787	299,216
Minerva Neurosciences, Inc.(a)	22,416	80,922
Mirati Therapeutics, Inc.(a)	20,380	2,326,785
Molecular Templates, Inc.(a)	9,835	135,625
Momenta Pharmaceuticals, Inc.(a)(b)	80,405	2,675,074
Morphic Holding, Inc.(a)	13,151	355,735
Natera, Inc.(a)	34,844	1,737,322
Neoleukin Therapeutics, Inc.(a)	14,264	236,782
NextCure, Inc.(a)	3,678	78,856
Novavax, Inc.(a)	14,388	1,199,240
Nymox Pharmaceutical Corp.(a)(b)	4,639	16,468
OPKO Health, Inc.(a)	97,108	331,138
Organogenesis Holdings, Inc.(a)	21,460	82,406
ORIC Pharmaceuticals, Inc.(a)(b)	4,367	147,299
Oyster Point Pharma, Inc.(a)	4,021	116,126
Pieris Pharmaceuticals, Inc.(a)	25,446	78,883
Portola Pharmaceuticals, Inc.(a)(b)	45,413	816,980
Precigen, Inc.(a)(b)	13,780	68,762
Precision BioSciences, Inc.(a)	20,408	169,999
Prevail Therapeutics, Inc.(a)	30,692	457,311
Principia Biopharma, Inc.(a)	12,283	734,401
Protagonist Therapeutics, Inc.(a)	21,835	385,606
Prothena Corp. PLC(a)	14,724	154,013
PTC Therapeutics, Inc.(a)	45,506	2,308,974
Puma Biotechnology, Inc.(a)	51,946	541,797
Radius Health, Inc.(a)	35,008	477,159
REGENXBIO, Inc.(a)	38,963	1,435,007
Replimune Group, Inc.(a)(b)	26,416	656,438
Retrophin, Inc.(a)	58,602	1,196,067
REVOLUTION Medicines, Inc.(a)	3,453	109,011
Rigel Pharmaceuticals, Inc.(a)	416,152	761,558
Rubius Therapeutics, Inc.(a)(b)	13,802	82,536
Sangamo Therapeutics, Inc.(a)(b)	144,712	1,296,620
Scholar Rock Holding Corp.(a)	3,579	65,174
Seres Therapeutics, Inc.(a)	153,981	732,950
Solid Biosciences, Inc.(a)	20,393	59,751
Sorrento Therapeutics, Inc.(a)	32,979	207,108
Spectrum Pharmaceuticals, Inc.(a)	193,402	653,699
Spero Therapeutics, Inc.(a)	7,364	99,635
SpringWorks Therapeutics, Inc.(a)	5,609	235,578
Security	Shares	Value
Biotechnology (continued)
Stoke Therapeutics, Inc.(a)	3,741	$ 89,148
Sutro Biopharma, Inc.(a)	20,550	159,468
Syndax Pharmaceuticals, Inc.(a)	35,004	518,759
Syros Pharmaceuticals, Inc.(a)	30,212	322,060
TG Therapeutics, Inc.(a)	30,123	586,796
Translate Bio, Inc.(a)	17,894	320,660
Turning Point Therapeutics, Inc.(a)(b)	17,152	1,107,848
Twist Bioscience Corp.(a)	10,280	465,684
Ultragenyx Pharmaceutical, Inc.(a)(b)	46,301	3,621,664
UNITY Biotechnology, Inc.(a)(b)	50,781	440,779
UroGen Pharma Ltd.(a)(b)	9,546	249,342
Vanda Pharmaceuticals, Inc.(a)	36,535	417,960
Veracyte, Inc.(a)	59,903	1,551,488
Vericel Corp.(a)(b)	22,744	314,322
Vir Biotechnology, Inc.(a)(b)	38,839	1,591,234
Voyager Therapeutics, Inc.(a)	23,466	296,141
vTv Therapeutics, Inc., Class A(a)	2	4
Xencor, Inc.(a)	50,153	1,624,456
Y-mAbs Therapeutics, Inc.(a)	12,601	544,363
ZIOPHARM Oncology, Inc.(a)(b)	39,399	129,229
		115,138,615
Building Products — 1.5%
AAON, Inc.	19,419	1,054,258
Advanced Drainage Systems, Inc.	38,289	1,891,477
American Woodmark Corp.(a)	7,022	531,214
Builders FirstSource, Inc.(a)	87,852	1,818,536
Gibraltar Industries, Inc.(a)	4,303	206,587
Masonite International Corp.(a)	7,203	560,249
PGT Innovations, Inc.(a)	6,317	99,051
Trex Co., Inc.(a)	18,769	2,441,284
UFP Industries, Inc.	22,206	1,099,419
		9,702,075
Capital Markets — 1.5%
Ares Management Corp., Class A	7,834	311,010
Artisan Partners Asset Management, Inc., Class A	10,174	330,655
Cohen & Steers, Inc.	14,406	980,328
Federated Hermes, Inc.	52,742	1,249,985
Focus Financial Partners, Inc., Class A(a)	10,892	359,981
Hamilton Lane, Inc., Class A	45,152	3,041,890
Houlihan Lokey, Inc.	20,565	1,144,237
Moelis & Co., Class A	25,043	780,340
PJT Partners, Inc., Class A	4,268	219,119
Pzena Investment Management, Inc., Class A	5,425	29,512
Virtus Investment Partners, Inc.	6,874	799,377
WisdomTree Investments, Inc.	63,514	220,394
		9,466,828
Chemicals — 1.0%
Balchem Corp.	39,011	3,700,583
Chase Corp.	1,208	123,820
Ingevity Corp.(a)	34,680	1,823,128
Innospec, Inc.	6,761	522,287
Trinseo SA	18,638	413,018
		6,582,836
Commercial Services & Supplies — 1.5%
Advanced Disposal Services, Inc.(a)	30,158	909,867
Brink’s Co.	5,761	262,183
Cimpress PLC(a)	4,071	310,780
Healthcare Services Group, Inc.	33,203	812,145
Kimball International, Inc., Class B	16,382	189,376
McGrath RentCorp	50,481	2,726,479
Mobile Mini, Inc.	32,114	947,363

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
MSA Safety, Inc.	2,766	$ 316,541
Steelcase, Inc., Class A	104,527	1,260,596
Tetra Tech, Inc.	25,639	2,028,558
		9,763,888
Communications Equipment — 0.5%
Acacia Communications, Inc.(a)	14,039	943,280
Calix, Inc.(a)	67,820	1,010,518
Ciena Corp.(a)	9,274	502,280
Extreme Networks, Inc.(a)	50,237	218,029
InterDigital, Inc.	7,985	452,191
NETGEAR, Inc.(a)	2,959	76,608
Plantronics, Inc.	5,710	83,823
Resonant, Inc.(a)	37,346	87,016
		3,373,745
Construction & Engineering — 1.1%
Comfort Systems USA, Inc.	78,342	3,192,436
Dycom Industries, Inc.(a)	13,536	553,487
EMCOR Group, Inc.	32,575	2,154,511
MasTec, Inc.(a)(b)	27,258	1,223,066
MYR Group, Inc.(a)	2,415	77,063
		7,200,563
Construction Materials — 0.0%
Summit Materials, Inc., Class A(a)	9,466	152,213
Consumer Finance — 0.5%
FirstCash, Inc.	34,862	2,352,488
Green Dot Corp., Class A(a)	16,126	791,464
Regional Management Corp.(a)	100	1,771
		3,145,723
Distributors — 0.1%
Core-Mark Holding Co., Inc.	29,585	738,294
Diversified Consumer Services — 0.7%
Chegg, Inc.(a)	21,271	1,430,688
Perdoceo Education Corp.(a)	17,404	277,246
Strategic Education, Inc.	17,256	2,651,384
WW International, Inc.(a)	15,664	397,552
		4,756,870
Diversified Telecommunication Services — 0.8%
Bandwidth, Inc., Class A(a)	7,829	994,283
Cogent Communications Holdings, Inc.	25,110	1,942,510
IDT Corp., Class B(a)	16,274	106,269
Ooma, Inc.(a)	82,386	1,357,721
Vonage Holdings Corp.(a)	88,430	889,606
		5,290,389
Electric Utilities — 0.1%
El Paso Electric Co.	4,092	274,164
IDACORP, Inc.	7,292	637,102
		911,266
Electrical Equipment — 1.0%
Atkore International Group, Inc.(a)	48,653	1,330,659
Generac Holdings, Inc.(a)	24,204	2,951,194
Plug Power, Inc.(a)	166,451	1,366,563
Sunrun, Inc.(a)	28,706	566,082
TPI Composites, Inc.(a)	7,753	181,188
Vivint Solar, Inc.(a)	8,461	83,764
		6,479,450
Electronic Equipment, Instruments & Components — 2.1%
Badger Meter, Inc.	5,639	354,806
ePlus, Inc.(a)	33,550	2,371,314
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Fabrinet(a)	3,307	$ 206,423
FARO Technologies, Inc.(a)	13,463	721,617
Fitbit, Inc., Class A(a)	266,567	1,722,023
II-VI, Inc.(a)	20,183	953,041
Itron, Inc.(a)	10,205	676,081
Novanta, Inc.(a)	11,311	1,207,676
OSI Systems, Inc.(a)(b)	38,672	2,886,478
PC Connection, Inc.	41,783	1,937,060
ScanSource, Inc.(a)	9,571	230,565
		13,267,084
Energy Equipment & Services — 0.1%
Aspen Aerogels, Inc.(a)	30	198
Cactus, Inc., Class A	21,391	441,296
RPC, Inc.	38,141	117,474
		558,968
Entertainment — 0.1%
Glu Mobile, Inc.(a)	75,621	701,007
Equity Real Estate Investment Trusts (REITs) — 3.0%
Acadia Realty Trust	26,716	346,774
CareTrust REIT, Inc.	26,356	452,269
DiamondRock Hospitality Co.	24,618	136,138
EastGroup Properties, Inc.	38,438	4,559,131
Essential Properties Realty Trust, Inc.	5,142	76,307
First Industrial Realty Trust, Inc.	6,185	237,751
Four Corners Property Trust, Inc.	76,918	1,876,799
National Storage Affiliates Trust	22,476	644,162
NexPoint Residential Trust, Inc.(b)	39,083	1,381,584
Plymouth Industrial REIT, Inc.	14,590	186,752
PS Business Parks, Inc.	3,344	442,746
QTS Realty Trust, Inc., Class A	101,550	6,508,339
Ryman Hospitality Properties, Inc.	24,947	863,166
Terreno Realty Corp.	13,440	707,482
Uniti Group, Inc.	98,228	918,432
		19,337,832
Food & Staples Retailing — 0.3%
BJ’s Wholesale Club Holdings, Inc.(a)	41,506	1,546,929
Natural Grocers by Vitamin Cottage, Inc.	11,816	175,822
		1,722,751
Food Products — 2.0%
Calavo Growers, Inc.	40,259	2,532,694
Freshpet, Inc.(a)(b)	43,970	3,678,530
J & J Snack Foods Corp.	20,685	2,629,684
John B. Sanfilippo & Son, Inc.	13,533	1,154,771
Lancaster Colony Corp.	16,960	2,628,630
		12,624,309
Gas Utilities — 0.7%
New Jersey Resources Corp.	71,163	2,323,472
Northwest Natural Holding Co.	7,869	439,011
ONE Gas, Inc.	5,798	446,736
Southwest Gas Holdings, Inc.	19,052	1,315,541
		4,524,760
Health Care Equipment & Supplies — 5.4%
Accelerate Diagnostics, Inc.(a)(b)	15,478	234,647
Accuray, Inc.(a)	64,912	131,771
AtriCure, Inc.(a)	35,278	1,585,746
Atrion Corp.	1,294	824,291
Axogen, Inc.(a)(b)	22,214	205,257
Axonics Modulation Technologies, Inc.(a)	3,392	119,093
Cantel Medical Corp.	1,928	85,275

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cardiovascular Systems, Inc.(a)	36,783	$ 1,160,504
Cerus Corp.(a)	150,790	995,214
CONMED Corp.	3,204	230,656
CryoLife, Inc.(a)	2,968	56,897
Cutera, Inc.(a)	4,725	57,503
GenMark Diagnostics, Inc.(a)(b)	37,563	552,552
Glaukos Corp.(a)	32,084	1,232,667
Globus Medical, Inc., Class A(a)	55,969	2,670,281
Haemonetics Corp.(a)	20,006	1,791,737
Heska Corp.(a)	1,152	107,332
Inogen, Inc.(a)(b)	19,542	694,132
Integer Holdings Corp.(a)	24,506	1,790,163
iRadimed Corp.(a)(b)	10,456	242,684
iRhythm Technologies, Inc.(a)	14,704	1,704,047
LeMaitre Vascular, Inc.	27,114	715,810
LivaNova PLC(a)	25,940	1,248,492
Meridian Bioscience, Inc.(a)	3,046	70,941
Merit Medical Systems, Inc.(a)	37,724	1,722,101
Natus Medical, Inc.(a)	7,299	159,264
Neogen Corp.(a)	28,675	2,225,180
Nevro Corp.(a)	20,596	2,460,604
Novocure Ltd.(a)	24,416	1,447,869
NuVasive, Inc.(a)	22,879	1,273,445
OraSure Technologies, Inc.(a)	66,281	770,848
Quotient Ltd.(a)	40,437	299,234
SeaSpine Holdings Corp.(a)	10,422	109,118
Shockwave Medical, Inc.(a)	22,069	1,045,409
SI-BONE, Inc.(a)	47,780	761,613
Silk Road Medical, Inc.(a)	16,599	695,332
Tactile Systems Technology, Inc.(a)	17,086	707,873
Tandem Diabetes Care, Inc.(a)(b)	4,728	467,694
TransMedics Group, Inc.(a)(b)	27,249	488,302
Vapotherm, Inc.(a)	16,258	666,415
Varex Imaging Corp.(a)	5,925	89,764
VolitionRX Ltd.(a)	35,738	139,021
Wright Medical Group NV(a)	5,986	177,904
Zynex, Inc.(a)	8,759	217,836
		34,432,518
Health Care Providers & Services — 2.9%
1Life Healthcare, Inc.(a)	2,934	106,563
Addus HomeCare Corp.(a)	1,595	147,633
AMN Healthcare Services, Inc.(a)(b)	33,323	1,507,532
BioTelemetry, Inc.(a)(b)	35,895	1,622,095
Catasys, Inc.(a)	3,378	83,572
CorVel Corp.(a)	7,634	541,174
Ensign Group, Inc.	28,686	1,200,509
HealthEquity, Inc.(a)	45,380	2,662,445
Joint Corp.(a)	16,901	258,078
LHC Group, Inc.(a)	22,468	3,916,622
Magellan Health, Inc.(a)	4,666	340,525
National Research Corp.	6,062	352,869
Option Care Health, Inc.(a)	14,161	196,555
PetIQ, Inc.(a)	20,995	731,466
Progyny, Inc.(a)	17,730	457,611
RadNet, Inc.(a)	14,088	223,576
Select Medical Holdings Corp.(a)	96,915	1,427,558
Tenet Healthcare Corp.(a)	19,107	346,028
U.S. Physical Therapy, Inc.	27,002	2,187,702
Viemed Healthcare, Inc.(a)	29,396	282,202
		18,592,315
Health Care Technology — 2.5%
Allscripts Healthcare Solutions, Inc.(a)	79,876	540,761
Security	Shares	Value
Health Care Technology (continued)
Castlight Health, Inc., Class B(a)(b)	212,342	$ 176,244
Evolent Health, Inc., Class A(a)	32,248	229,606
Health Catalyst, Inc.(a)	14,171	413,368
HMS Holdings Corp.(a)	54,122	1,753,012
Inovalon Holdings, Inc., Class A(a)	122,414	2,357,694
Inspire Medical Systems, Inc.(a)	14,956	1,301,471
Livongo Health, Inc.(a)(b)	3,735	280,835
NextGen Healthcare, Inc.(a)	32,595	357,893
Omnicell, Inc.(a)(b)	37,218	2,628,335
Phreesia, Inc.(a)	77,176	2,182,537
Schrodinger, Inc.(a)	3,143	287,804
Tabula Rasa HealthCare, Inc.(a)	6,859	375,393
Teladoc Health, Inc.(a)	10,761	2,053,629
Vocera Communications, Inc.(a)(b)	47,136	999,283
		15,937,865
Hotels, Restaurants & Leisure — 3.9%
Bloomin’ Brands, Inc.	35,806	381,692
Brinker International, Inc.	15,517	372,408
Cheesecake Factory, Inc.(b)	69,350	1,589,502
Churchill Downs, Inc.(b)	25,868	3,444,324
Cracker Barrel Old Country Store, Inc.	8,532	946,284
Dave & Buster’s Entertainment, Inc.	11,586	154,441
Denny’s Corp.(a)	52,850	533,785
Dine Brands Global, Inc.	5,544	233,402
Eldorado Resorts, Inc.(a)(b)	54,245	2,173,055
Everi Holdings, Inc.(a)	50,234	259,208
GAN Ltd.(a)	11,767	299,470
Hilton Grand Vacations, Inc.(a)	59,177	1,156,910
Jack in the Box, Inc.	1,083	80,240
Papa John’s International, Inc.	13,558	1,076,641
Penn National Gaming, Inc.(a)	61,620	1,881,875
Red Rock Resorts, Inc., Class A	21,712	236,878
Ruth’s Hospitality Group, Inc.	20,148	164,408
Scientific Games Corp.(a)(b)	43,046	665,491
SeaWorld Entertainment, Inc.(a)	13,498	199,905
Shake Shack, Inc., Class A(a)	14,002	741,826
Target Hospitality Corp.(a)(b)	81,315	137,422
Texas Roadhouse, Inc.	92,439	4,859,518
Wingstop, Inc.	22,871	3,178,383
		24,767,068
Household Durables — 1.8%
Cavco Industries, Inc.(a)(b)	1,804	347,901
GoPro, Inc., Class A(a)	30,191	143,709
Helen of Troy Ltd.(a)	11,852	2,234,813
Installed Building Products, Inc.(a)	1,139	78,341
iRobot Corp.(a)	19,928	1,671,959
La-Z-Boy, Inc.	18,451	499,284
LGI Homes, Inc.(a)	6,870	604,766
MDC Holdings, Inc.	100,652	3,593,277
Purple Innovation, Inc.(a)	15,600	280,800
Skyline Champion Corp.(a)	11,907	289,816
Sonos, Inc.(a)	25,785	377,235
TopBuild Corp.(a)(b)	10,678	1,214,836
		11,336,737
Household Products — 0.3%
Central Garden & Pet Co.(a)	1,988	71,548
Central Garden & Pet Co., Class A(a)	21,027	710,502
WD-40 Co.(b)	5,043	1,000,027
		1,782,077
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	8,644	548,808

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance — 1.2%
BRP Group, Inc., Class A(a)	11,400	$ 196,878
eHealth, Inc.(a)	13,550	1,331,152
Kinsale Capital Group, Inc.(b)	10,313	1,600,681
National General Holdings Corp.	43,027	929,813
RLI Corp.	28,161	2,312,018
Trupanion, Inc.(a)	30,751	1,312,760
United Insurance Holdings Corp.	14,000	109,480
Universal Insurance Holdings, Inc.	5,170	91,768
		7,884,550
Interactive Media & Services — 0.9%
Cargurus, Inc.(a)(b)	53,794	1,363,678
Eventbrite, Inc., Class A(a)	12,582	107,828
EverQuote, Inc., Class A(a)	14,750	857,860
QuinStreet, Inc.(a)	44,294	463,315
TrueCar, Inc.(a)	85,047	219,421
Yelp, Inc.(a)	32,072	741,825
ZoomInfo Technologies, Inc., Class A(a)	41,167	2,100,752
		5,854,679
Internet & Direct Marketing Retail — 1.0%
1-800-Flowers.com, Inc., Class A(a)	47,708	955,114
Leaf Group Ltd.(a)	12,624	46,330
Overstock.com, Inc.(a)	35,267	1,002,641
RealReal, Inc.(a)	51,016	652,495
Rubicon Project, Inc.(a)	13,657	91,092
Shutterstock, Inc.	20,750	725,628
Stamps.com, Inc.(a)	10,119	1,858,759
Stitch Fix, Inc., Class A(a)	39,111	975,428
		6,307,487
IT Services — 2.5%
Brightcove, Inc.(a)	14,382	113,330
Cardtronics PLC, Class A(a)	2,937	70,429
CSG Systems International, Inc.	59,599	2,466,803
Evo Payments, Inc., Class A(a)(b)	17,345	395,986
Grid Dynamics Holdings, Inc.(a)	38,564	266,092
Hackett Group, Inc.	88,004	1,191,574
International Money Express, Inc.(a)	78,051	972,516
KBR, Inc.	42,811	965,388
LiveRamp Holdings, Inc.(a)	12,521	531,767
ManTech International Corp., Class A	38,229	2,618,304
MAXIMUS, Inc.	37,989	2,676,325
NIC, Inc.	16,346	375,304
Perficient, Inc.(a)	31,939	1,142,777
Perspecta, Inc.	18,578	431,567
PFSweb, Inc.(a)	10,272	68,617
Repay Holdings Corp.(a)	5,652	139,209
Verra Mobility Corp.(a)	102,572	1,054,440
Virtusa Corp.(a)	19,857	644,757
		16,125,185
Leisure Products — 0.5%
Malibu Boats, Inc., Class A(a)	24,653	1,280,723
YETI Holdings, Inc.(a)	45,205	1,931,610
		3,212,333
Life Sciences Tools & Services — 1.4%
Codexis, Inc.(a)	44,059	502,273
Fluidigm Corp.(a)	15,922	63,847
Luminex Corp.	34,081	1,108,655
Medpace Holdings, Inc.(a)	21,829	2,030,534
NanoString Technologies, Inc.(a)	36,184	1,062,000
NeoGenomics, Inc.(a)	74,728	2,315,073
Pacific Biosciences of California, Inc.(a)	137,542	474,520
Security	Shares	Value
Life Sciences Tools & Services (continued)
Personalis, Inc.(a)	30,787	$ 399,307
Quanterix Corp.(a)(b)	8,869	242,922
Repligen Corp.(a)	5,337	659,707
		8,858,838
Machinery — 2.5%
Albany International Corp., Class A	2,229	130,865
Blue Bird Corp.(a)	74,307	1,113,862
ESCO Technologies, Inc.	50,604	4,277,556
Evoqua Water Technologies Corp.(a)	91,577	1,703,332
Federal Signal Corp.	46,480	1,381,850
Franklin Electric Co., Inc.	15,753	827,347
Hillenbrand, Inc.	15,998	433,066
John Bean Technologies Corp.	17,734	1,525,479
Miller Industries, Inc.	6,108	181,835
Proto Labs, Inc.(a)	15,745	1,770,840
RBC Bearings, Inc.(a)	12,367	1,657,673
SPX Corp.(a)	12,503	514,498
Wabash National Corp.	8,872	94,221
Watts Water Technologies, Inc., Class A	1,303	105,543
Welbilt, Inc.(a)	46,288	281,894
		15,999,861
Media — 0.4%
Cardlytics, Inc.(a)	14,213	994,626
iHeartMedia, Inc., Class A(a)(b)	18,183	151,828
MSG Networks, Inc., Class A(a)	16,770	166,861
TechTarget, Inc.(a)	33,869	1,017,086
Tremor International Ltd.(a)	2,418	4,524
		2,334,925
Metals & Mining — 0.6%
Materion Corp.	28,320	1,741,397
Novagold Resources, Inc.(a)	258,774	2,375,545
Ryerson Holding Corp.(a)	18,782	105,743
		4,222,685
Multiline Retail — 0.2%
Big Lots, Inc.	27,443	1,152,606
Multi-Utilities — 0.2%
NorthWestern Corp.	20,998	1,144,811
Oil, Gas & Consumable Fuels — 0.1%
Brigham Minerals, Inc., Class A	25,618	316,382
Evolution Petroleum Corp.	152,902	428,126
Montage Resources Corp.(a)	1	4
		744,512
Paper & Forest Products — 0.5%
Boise Cascade Co.	72,558	2,728,906
Louisiana-Pacific Corp.	16,670	427,586
		3,156,492
Personal Products — 0.3%
BellRing Brands, Inc., Class A(a)	4,733	94,376
elf Beauty, Inc.(a)	17,904	341,429
Inter Parfums, Inc.	5,087	244,939
Medifast, Inc.	4,358	604,760
USANA Health Sciences, Inc.(a)	5,734	421,048
		1,706,552
Pharmaceuticals — 3.6%
Aerie Pharmaceuticals, Inc.(a)	57,061	842,220
Amneal Pharmaceuticals, Inc.(a)(b)	127,464	606,729
Amphastar Pharmaceuticals, Inc.(a)	86,281	1,937,871
Arvinas, Inc.(a)	13,502	452,857

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Axsome Therapeutics, Inc.(a)	12,847	$ 1,057,051
BioDelivery Sciences International, Inc.(a)(b)	107,008	466,555
Cara Therapeutics, Inc.(a)(b)	38,518	658,658
Corcept Therapeutics, Inc.(a)	78,178	1,314,954
Eloxx Pharmaceuticals, Inc.(a)	30,661	92,903
Innoviva, Inc.(a)(b)	104,049	1,454,605
Intersect ENT, Inc.(a)	52,522	711,148
Intra-Cellular Therapies, Inc.(a)	3,552	91,180
Liquidia Technologies, Inc.(a)	5,454	45,923
MyoKardia, Inc.(a)	20,908	2,020,131
NGM Biopharmaceuticals, Inc.(a)	45,120	890,669
Omeros Corp.(a)	57,263	842,911
Pacira BioSciences, Inc.(a)	42,175	2,212,922
Phibro Animal Health Corp., Class A	13,579	356,720
Prestige Consumer Healthcare, Inc.(a)	11,790	442,832
Provention Bio, Inc.(a)	7,108	100,294
resTORbio, Inc.(a)	46,851	100,730
Revance Therapeutics, Inc.(a)	7,475	182,539
Satsuma Pharmaceuticals, Inc.(a)	2,229	64,106
Supernus Pharmaceuticals, Inc.(a)	73,541	1,746,599
TherapeuticsMD, Inc.(a)(b)	313,929	392,411
Theravance Biopharma, Inc.(a)	79,222	1,662,870
Tricida, Inc.(a)	30,765	845,422
WaVe Life Sciences Ltd.(a)	32,317	336,420
Zogenix, Inc.(a)	35,163	949,753
		22,879,983
Professional Services — 2.2%
ASGN, Inc.(a)(b)	30,950	2,063,746
CRA International, Inc.	17,296	683,192
Exponent, Inc.	36,524	2,955,887
Forrester Research, Inc.(a)	18,746	600,622
Franklin Covey Co.(a)	59,310	1,269,234
ICF International, Inc.	11,066	717,409
Insperity, Inc.	28,461	1,842,281
Kforce, Inc.	87,837	2,569,232
TriNet Group, Inc.(a)	23,885	1,455,552
		14,157,155
Real Estate Management & Development — 0.6%
Marcus & Millichap, Inc.(a)	17,462	503,953
RE/MAX Holdings, Inc., Class A	8,238	258,921
Redfin Corp.(a)	50,953	2,135,440
RMR Group, Inc., Class A	31,902	940,152
		3,838,466
Road & Rail — 0.8%
Avis Budget Group, Inc.(a)	8,222	188,202
Covenant Transportation Group, Inc., Class A(a)	9,932	143,319
Heartland Express, Inc.	42,276	880,186
Marten Transport Ltd.	15,750	396,270
Saia, Inc.(a)(b)	21,422	2,381,698
Universal Logistics Holdings, Inc.	43,741	760,218
Werner Enterprises, Inc.	10,602	461,505
		5,211,398
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc.(a)	25,753	1,745,796
Ambarella, Inc.(a)	34,960	1,601,168
Amkor Technology, Inc.(a)	66,081	813,457
Axcelis Technologies, Inc.(a)	24,054	669,904
Brooks Automation, Inc.	42,176	1,865,866
Cabot Microelectronics Corp.	7,786	1,086,458
Cirrus Logic, Inc.(a)	62,131	3,838,453
CyberOptics Corp.(a)	3,555	114,507
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
FormFactor, Inc.(a)(b)	87,215	$ 2,558,016
GSI Technology, Inc.(a)	10,503	75,411
Ichor Holdings Ltd.(a)	5,268	140,023
Inphi Corp.(a)	10,489	1,232,457
Lattice Semiconductor Corp.(a)	29,046	824,616
MaxLinear, Inc.(a)	45,945	985,980
Onto Innovation, Inc.(a)	2,119	72,131
Power Integrations, Inc.	17,007	2,009,037
Rambus, Inc.(a)	84,889	1,290,313
Semtech Corp.(a)	44,249	2,310,683
Silicon Laboratories, Inc.(a)	21,802	2,186,086
SiTime Corp.(a)	1,736	82,304
Synaptics, Inc.(a)	29,955	1,800,895
		27,303,561
Software — 10.1%
8x8, Inc.(a)(b)	146,853	2,349,648
A10 Networks, Inc.(a)	139,819	952,167
ACI Worldwide, Inc.(a)	44,418	1,198,842
Alarm.com Holdings, Inc.(a)(b)	32,317	2,094,465
Altair Engineering, Inc., Class A(a)	53,145	2,112,514
American Software, Inc., Class A	3,666	57,776
Appfolio, Inc., Class A(a)(b)	14,920	2,427,633
Appian Corp.(a)	14,691	752,914
Avaya Holdings Corp.(a)	17,700	218,772
Benefitfocus, Inc.(a)(b)	155,593	1,674,181
Blackbaud, Inc.	30,424	1,736,602
Blackline, Inc.(a)	11,262	933,732
Bottomline Technologies DE, Inc.(a)	49,429	2,509,510
Box, Inc., Class A(a)(b)	144,215	2,993,903
ChannelAdvisor Corp.(a)	5,617	88,973
Cloudera, Inc.(a)	4,808	61,158
CommVault Systems, Inc.(a)	32,427	1,254,925
Cornerstone OnDemand, Inc.(a)	27,312	1,053,151
Domo, Inc., Class B(a)	11,129	358,020
Everbridge, Inc.(a)	5,958	824,349
Five9, Inc.(a)(b)	14,329	1,585,790
ForeScout Technologies, Inc.(a)	18,719	396,843
J2 Global, Inc.	28,420	1,796,428
LivePerson, Inc.(a)	35,010	1,450,464
MicroStrategy, Inc., Class A(a)	2,454	290,284
Model N, Inc.(a)	34,307	1,192,511
Paylocity Holding Corp.(a)(b)	6,658	971,336
Ping Identity Holding Corp.(a)(b)	48,011	1,540,673
Progress Software Corp.	26,725	1,035,594
PROS Holdings, Inc.(a)	31,275	1,389,548
Q2 Holdings, Inc.(a)	17,519	1,502,955
Qualys, Inc.(a)(b)	60,361	6,278,751
Rapid7, Inc.(a)(b)	65,482	3,340,892
Rimini Street, Inc.(a)	59,603	306,955
RingCentral, Inc., Class A(a)	7,628	2,174,056
Rosetta Stone, Inc.(a)	4,758	80,220
Sailpoint Technologies Holdings, Inc.(a)	27,957	740,022
Sapiens International Corp. NV	10,450	292,391
Sprout Social, Inc., Class A(a)	12,216	329,832
SPS Commerce, Inc.(a)	55,965	4,204,091
SVMK, Inc.(a)	52,786	1,242,582
Telenav, Inc.(a)	15,497	85,079
Tenable Holdings, Inc.(a)	14,865	443,126
Varonis Systems, Inc.(a)	22,274	1,970,803
Verint Systems, Inc.(a)	24,137	1,090,510
Workiva, Inc.(a)(b)	10,841	579,885
Yext, Inc.(a)	129,577	2,152,274

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Zix Corp.(a)(b)	11,127	$ 76,776
Zuora, Inc., Class A(a)(b)	26,973	343,906
		64,537,812
Specialty Retail — 1.7%
Aaron’s, Inc.	15,454	701,612
America’s Car-Mart, Inc.(a)(b)	8,227	722,907
Asbury Automotive Group, Inc.(a)	20,056	1,550,930
Boot Barn Holdings, Inc.(a)	8,191	176,598
Camping World Holdings, Inc., Class A	24,720	671,395
Children’s Place, Inc.	8,812	329,745
Haverty Furniture Cos., Inc.	12	192
Lithia Motors, Inc., Class A	3,497	529,201
MarineMax, Inc.(a)	30,774	689,030
Monro, Inc.	8,344	458,419
Murphy USA, Inc.(a)	4,304	484,587
National Vision Holdings, Inc.(a)(b)	30,530	931,776
RH(a)	11,541	2,872,555
Shoe Carnival, Inc.	3,557	104,113
Sleep Number Corp.(a)	8,441	351,483
Sportsman’s Warehouse Holdings, Inc.(a)	11,004	156,807
		10,731,350
Technology Hardware, Storage & Peripherals — 0.0%
Immersion Corp.(a)	10,285	64,076
Textiles, Apparel & Luxury Goods — 1.1%
Crocs, Inc.(a)	72,434	2,667,020
Deckers Outdoor Corp.(a)	12,027	2,361,983
Oxford Industries, Inc.	4,433	195,096
Steven Madden Ltd.	83,435	2,060,010
		7,284,109
Thrifts & Mortgage Finance — 0.1%
Federal Agricultural Mortgage Corp., Class C	5,891	377,083
Premier Financial Corp.	19,531	345,113
Riverview Bancorp, Inc.	32,170	181,760
		903,956
Tobacco — 0.1%
Vector Group Ltd.	42,620	428,757
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	50,790	3,168,788
Foundation Building Materials, Inc.(a)	52,872	825,332
H&E Equipment Services, Inc.	35,092	648,500
Herc Holdings, Inc.(a)	35,581	1,093,404
SiteOne Landscape Supply, Inc.(a)(b)	31,491	3,589,030
		9,325,054
Water Utilities — 0.7%
American States Water Co.	38,101	2,995,882
California Water Service Group	18,755	894,613
SJW Group	10,641	660,912
York Water Co.	1,509	72,372
		4,623,779
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.(a)	19,747	263,030
Shenandoah Telecommunications Co.	32,801	1,616,761
		1,879,791
Total Common Stocks — 96.1% (Cost: $547,642,850)		615,828,296
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.7%
Household Durables — 0.0%
AliphCom
Series 6 (Acquired 06/03/14, cost $0)(a)(c)(d)(e)	8,264	$ —
Series 8 (Acquired 08/31/15, cost $1,174,984)(a)(c)(d)(e)	192,156	2
		2
Software — 0.7%
Illumio, Inc., Series C (Acquired 03/10/15, cost $1,000,317)(a)(d)(e)	311,155	1,546,440
Palantir Technologies, Inc., Series I (Acquired 02/06/14, cost $2,499,998)(a)(d)(e)	407,830	2,801,792
		4,348,232
Total Preferred Securities — 0.7% (Cost: $4,675,299)		4,348,234
Rights
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	57,348	39,341
Pharmaceuticals — 0.0%
H. Lundbeck A/S, CVR(a)(d)	46,530	40,946
Total Rights — 0.0% (Cost: $ —)		80,287
Total Long-Term Investments — 96.8% (Cost: $552,318,149)		620,256,817
Short-Term Securities(f)(g)
Money Market Funds — 9.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%	20,440,412	20,440,412
SL Liquidity Series, LLC, Money Market Series, 0.50%(h)	41,881,389	41,914,894
Total Short-Term Securities — 9.8% (Cost: $62,321,387)		62,355,306
Total Investments — 106.6% (Cost: $614,639,536)		682,612,123
Liabilities in Excess of Other Assets — (6.6)%		(41,984,094)
Net Assets — 100.0%		$ 640,628,029
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,348,234, representing 0.7% of its net assets as of period end, and an original cost of $4,675,299.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Advantage Small Cap Growth Fund
Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,370,690	15,069,722(b)	—	20,440,412	$ 20,440,412	$ 50,875	$ 13	$ —
SL Liquidity Series, LLC, Money Market Series	42,970,281	—	(1,088,892)(b)	41,881,389	41,914,894	326,413(c)	900	26,542
					$ 62,355,306	$ 377,288	$ 913	$ 26,542
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Portfolio Abbreviation
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	300	09/18/20	$ 21,564	$ 655,729
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Advantage Small Cap Growth Fund
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 615,828,296	$ —	$ —	$ 615,828,296
Preferred Securities	—	—	4,348,234	4,348,234
Rights	39,341	—	40,946	80,287
Short-Term Securities
Money Market Funds	20,440,412	—	—	20,440,412
	$ 636,308,049	$ —	$ 4,389,180	640,697,229
Investments Valued at NAV(a)				41,914,894
				$ 682,612,123
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 655,729	$ —	$ —	$ 655,729
The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.